Convertible notes and the corresponding accrued interest (Details) (USD $)	Sep. 30, 2014
Convertible notes and the corresponding accrued interest
Convertible notes payable	$ 975,000
Accrued interest on notes payable	49,364
Total convertible notes and interest payable	1,024,364
The amortized deferred financing costs in the period	41,137
The unamortized deferred financing costs	$ 56,363